Borrowings - Additional Information (Details 4) $ in Thousands, $ in Millions	Aug. 19, 2020 ARS ($) loan installment	Dec. 31, 2020 USD ($)	Nov. 19, 2020 USD ($)	Aug. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferal payments of principal due			$ 13,300	$ 13,300
Total amount of loan		$ 1,344,817			$ 1,208,344	$ 1,126,658
Renegotiated 2019 Credit Facilities agreement due in August
Disclosure of detailed information about borrowings [line items]
Number of loans obtained | loan	4
Total amount of loan	$ 987
Number of equal and consecutive quarterly installments | installment	4
Renegotiated 2019 Credit Facilities agreement due in August | BADCOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	5.00%			5.00%